Unobservable Input Reconciliation (Detail) (Derivative financial instruments, USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jan. 28, 2012		Jan. 29, 2011
Derivative financial instruments
Fair Value Assets And Liabilities Measured On Unobservable Inputs [Line Items]
Beginning balance	$ (6)	$ (7)	$ (13)	$ (16)	$ (16)		$ (2)
Unrealized gain	2	1	11	3	27	[1]	(6)	[1]
Purchases							(5)	[2]
Transfers out of Level 3					(18)	[3]	(3)	[3]
Ending balance	$ (4)	$ (6)	$ (2)	$ (13)	$ (7)		$ (16)

[1]	Changes in the fair value of our Level 3 derivative financial instruments have been recorded in Interest expense on our Consolidated Statements of Operations. The total amount of unrealized losses for the period included in Interest expense attributable to assets held at January 28, 2012 and January 29, 2011, were $27 million and $11 million, respectively.
[2]	On December 7, 2010, we entered into an interest rate swap to hedge our exposure to changes in fair value of the Toys-Delaware Secured Notes. The interest rate swap has a notional amount of $350 million and matures on September 1, 2016. Refer to Note 3 entitled "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" for further details.
[3]	Transferred from Level 3 to Level 2 as the Level 3 inputs were no longer considered significant to the fair value of these instruments.